LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Annual Future Minimum Lease Payments of Capital Leases
Annual future minimum lease payments of capital leases for the next five years are as follows:

Years ended December 31,
2016	$1,694,006
2017	923,908
Total capital lease payments	2,617,914
Less amount representing interest	(461,078)
Total future minimum lease payments	2,156,836
Less current portion of capital leases	(1,305,426)
Long term portion of capital leases	$851,410

Schedule of Operating Lease Commitments
Operating lease commitments for the next five years are as follows:

Years ended December 31,
2016	$355,797
2017	246,255
2018	252,092
2019	259,132
2020	266,455
Total operating lease commitments	$1,379,731